Significant Accounting Policies	12 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant accounting policies

2.1.
Basis of preparation

These consolidated financial statements have been prepared in accordance with international accounting standards in conformity with the requirements of IFRS. They were authorized for issue by the Company’s Board of Directors on January 30, 2025.

Details of the Group’s accounting policies are included in Note 3.

In preparing these financial statements, management has made judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively. The areas where judgments and estimates have been made in preparing the financial statements and their effect are disclosed in Note 2.7.

2.2.
Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries after the elimination of intercompany accounts and transactions.

a)
Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies.

b)
Interests in equity-accounted investees

An affiliate is an entity in which the Group has significant influence, but not control or joint control, over the financial and operating policies.

Interests in affiliates are accounted for using the equity method. They are initially recognized at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income of equity-accounted investees, until the date on which significant influence ceases.

Where the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, the group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

The Group’s interests in equity-accounted investees comprised an interest in an affiliate which was disposed of during the year ended September 30, 2023. See Note 15 for further details.

c)
Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses (except for foreign currency transaction gains or losses) arising from intra-group transactions, are eliminated. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

2.3.
Basis of measurement

The financial statements have been prepared on the historical cost basis, except for financial assets, financial liabilities and share-based payments that have been measured at fair value.

2.4.
New and amended standards and interpretations

The following amended standards became effective for the Group’s fiscal year ended September 30, 2024, but did not have a material impact on the consolidated financial statements of the Group:

•
IFRS 17 - Insurance Contracts (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IFRS 17 – Insurance Contracts (effective for annual periods beginning on or after January 1, 2023).
•
IFRS 17 and IFRS 9 – Initial application of IFRS 17 and IFRS 9 – Comparative Information (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IAS 8 – Definition of Accounting Estimates (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IAS 12 - International Tax Reform - Pillar 2 Model Rules (effective for annual periods beginning on or after January 1, 2023, however the temporary exception from accounting for deferred taxes arising from the implementation of the OECD’s Pillar Two model rules and the requirement to disclose the application of the exception are to be applied immediately on the issue of the amendment).
2.5.
Standards issued but not yet effective

The standards and interpretations applicable to the Group that are issued, but not yet effective, up to the date of issuance of the Group’s consolidated financial statements are discussed below. The Group has not early-adopted these standards and amendments and intends to adopt them, if applicable, when they become effective.

The following standard amendments became effective at the earliest for annual periods beginning on or after January 1, 2024, but are not expected to have a material impact on the consolidated financial statements of the Group:

•
Amendments to IAS 1 – Non-current liabilities with Covenants (effective for annual periods beginning on or after January 1, 2024).
•
Amendments to IAS 1 – Classification of Liabilities as current or non-current (effective for annual periods beginning on or after January 1, 2024).
•
Amendments to IFRS 16 – Lease liability in a sale and lease back (effective for annual periods beginning on or after January 1, 2024).
•
Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements (effective for annual periods beginning on or after January 1, 2024).
•
Amendments to IAS 21 – Lack of Exchangeability (effective for annual periods beginning on or after January 1, 2025).
•
Amendments to IFRS 10 and IAS 28 – Sale or contribution of assets between an investor and its associate or joint venture (available for optional adoption/effective date deferred indefinitely).
•
Amendments to IFRS 9 and IFRS 7 – Amendments to the Classification and Measurement of Financial Instruments (effective for annual periods beginning on or after January 1, 2026).
•
Annual Improvements to IFRS Accounting Standards – Volume 11 (effective for annual periods beginning on or after January 1, 2026).
•
IFRS 19 – Subsidiaries without Public Accountability: Disclosures which permits a subsidiary to provide reduced disclosures when applying IFRS Accounting Standards in its financial statements (effective for reporting periods beginning on or after January 1, 2027 with earlier application permitted).

IFRS 18 - Presentation and Disclosure in Financial Statements will be effective for periods beginning on or after January 1, 2027, and the Group is currently assessing the potential impact of the new standard.

2.6.
Foreign currency

These financial statements are presented in U.S. dollars. All amounts have been presented to the nearest dollar, unless otherwise indicated.

Translation of financial statements

Our reporting currency is the U.S. dollar. The financial statements of our operations whose functional currency is other than the dollar are translated from such functional currency to dollars at the exchange rates in effect at the date of the statement of financial position for assets and liabilities, and at weighted average rates for the period for revenues and expenses, including gains and losses.

Translational gains and losses are recognized in other comprehensive income and accumulated in the foreign currency translation reserve.

Transactions in foreign currencies

Transactions in foreign currencies are translated to functional currency at the foreign exchange rate on the date the transaction occurred. Monetary assets and liabilities denominated in foreign currencies at the reporting date are retranslated to the functional currency at the foreign exchange rate ruling at that date. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Gains and losses from foreign currency transactions are recognized in Other income / (expense) within the statement of profit or loss.

2.7.
Use of estimates and judgments

In preparing these consolidated financial statements, management has made critical estimates and judgments that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively. Relevant information is included in the following notes:

Note 14 Intangible assets—establishing the fair value of acquired intangible assets on an ongoing basis;

Note 20 Leases—Whether an arrangement contains a lease; reasonably certain to exercise extension or termination options; determining the incremental borrowing rate;

Note 22 Share-based payments—Key valuation assumptions; and

Note 23 Financial instruments—Determining the fair value of financial instruments on the basis of significant unobservable inputs.

2.8.
Going concern

The financial statements have been prepared on a going concern basis.

The Company had an accumulated deficit at September 30, 2024, a net loss and net cash used in operating activities for the year then ended. As of that date, we had cash and cash equivalents of $1.6 million while our trade and other payables amounted to $20.7 million as we had agreed with certain key suppliers, most notably a number of professional services firms that provided services related to the Business Combination, to delay the settlement of payment obligations. The Company has made limited sales to date and is attempting to commence operations and generate revenue; however, the Company’s cash position may not be sufficient to support the Company’s daily operations until that point. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company has access to up to $44.9 million of liquidity through the Standby Equity Purchase Agreement with an affiliate of Yorkville Advisors Global, LP (see Note 23) which management believes will provide sufficient liquidity to produce the volume of i300s expected to be sold in 2025 following its commercial launch in Thailand and in Europe. The Company raised $1.1 million between December 2024 and January 2025 pursuant to the New SEPA (see Note 26) and expects to raise further amounts through the same mechanism in the coming months.

We intend to seek further extensions to our obligations by assent of our suppliers and to raise up to $5.0 million of additional funds by way of private or public offerings of securities. We are also in discussions with certain providers of bank and other financing and expect to raise up to $3.0 million from these sources.

We believe that all such funds, taken together, will be sufficient to provide the Company with the liquidity required to commence production of the i300 at scale and launch commercially. We will have access to the EXIM facility (see Note 19) once we commence sales outside of Thailand, which management believes will provide sufficient liquidity to enable the Company to expand its export operations in future years.

Management’s plans to alleviate the conditions that raise substantial doubt regarding the Company’s ability to continue as a going concern cannot be guaranteed or are not entirely within the Company’s control and therefore cannot be considered probable. While we believe in the viability of our strategy to commence operations and raise additional funds, if these actions are not successful we will not have sufficient liquidity to continue to fund our operations by the middle of 2025.

The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.